Shareholder Fees - VIPSectorFunds-InitialComboPRO	Apr. 29, 2024 USD ($)
VIPSectorFunds-InitialComboPRO | VIP Industrials Portfolio
Shareholder Fees:
(fees paid directly from your investment)